Debt - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended		13 Months Ended
	Mar. 23, 2021	Nov. 30, 2020	Jul. 01, 2020	Oct. 17, 2019	Sep. 20, 2019	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2019	Apr. 30, 2021	Jan. 15, 2021	Dec. 31, 2020	Nov. 06, 2020	Apr. 30, 2020	Jan. 02, 2020	Jul. 31, 2018
Borrowings [Line Items]
Loan interest rate															12.00%
Borrowings							$ 191				$ 147,238
Loan matures							March 2024
Warrants issued to purchase A Ordinary shares								2,284
Maximum
Borrowings [Line Items]
Warrants issued to purchase of common stock	1,485,848
2020 Convertible Notes
Borrowings [Line Items]
Carrying amount											146,844		$ 148,900
Borrowings term									360 years
Loan interest rate							10.00%
Number of warrants issued over common shares													16,528
Percentage of cash fee									1.00%
Proceeds from current borrowings			$ 74,300
Warrants of shares issued		16,528
Loan matures							2021
2020 Convertible Notes | Minimum
Borrowings [Line Items]
Dilutive effect of convertible notes on common shares		$ 1,800,000
2020 Convertible Notes | Maximum
Borrowings [Line Items]
Dilutive effect of convertible notes on common shares		$ 3,600,000
2020 Senior Secured Loan
Borrowings [Line Items]
Carrying amount						$ 65,000
Loan interest rate						8.00%
Maximum borrowing capacity						$ 100,000
Additional borrowing capacity						35,000
Additional borrowing capacity drawn						$ 35,000
Borrowings	$ 100,000									$ 40,000
Loan matures						October 5, 2022
Warrants issued to purchase of common stock												1,000
Exercise price of warrant issued												$ 4,644.96
2020 Senior Secured Loan | LumiraDx Investment Limited
Borrowings [Line Items]
Notes issued						$ 43,600
Prepayment penalty						3,600
2020 Senior Secured Loan | Incremental Term Loans
Borrowings [Line Items]
Borrowings						$ 150,000
Loan matures						12 month
2021 Senior Secured Loan
Borrowings [Line Items]
Borrowings term	3 years
Loan interest rate	8.00%
Borrowings	$ 300,000
2021 Senior Secured Loan | Warrants
Borrowings [Line Items]
Exercise price of warrant issued	$ 10
Convertible Notes
Borrowings [Line Items]
Carrying amount											59,113
Loan interest rate							5.00%
Loan matures							2024
Notes issued							$ 75,156
Notes issued in settlement of debt issuance costs														$ 1,353
Conversion feature of notes included in other reserve											$ 17,065
Convertible Notes | Issued in October and December 2019
Borrowings [Line Items]
Loan interest rate							5.00%
Loan matures							five
Senior Secured Loan | Warrants
Borrowings [Line Items]
Loan matures					September 20, 2023
Financial asset, fair value					$ 37,265
Senior Secured Loan | LumiraDx Investment Limited
Borrowings [Line Items]
Loan interest rate					11.50%
Loan matures					September 20, 2023
Notes issued					$ 40,000
Additional loan amount drawable upon achievement of certain commercial milestone					$ 25,000
Senior Secured Loan | LumiraDx Investment Limited | Warrants
Borrowings [Line Items]
Exercise price of warrant issued					$ 1,459.89
Warrants issued to purchase A Ordinary shares					2,284
Warrant maturity period					10 year
Unsecured Loan
Borrowings [Line Items]
Loan interest rate				2.00%
Loan matures				October 17, 2024
Notes issued				$ 18,000